Consolidated Schedule of Portfolio Investments

abrdn Bloomberg All Commodity Strategy K-1 Free ETF

September 30, 2021 (Unaudited)

	Shares or Principal Amount (US$)	Value (US$)
SHORT-TERM INVESTMENTS (98.3%)
MONEY MARKET FUNDS (5.6%)
Invesco Government & Agency Portfolio	44,001,913	44,001,913
Total Money Market Funds		44,001,913
U.S. TREASURIES (92.7%)
U.S. Treasury Bills
0.03%, 10/07/2021 (a)	5,500,000	5,499,976
0.04%, 10/14/2021 (a)	12,000,000	11,999,924
0.03%, 10/21/2021 (a)	28,900,000	28,898,849
0.03%, 10/28/2021 (a)(b)	106,400,000	106,394,813
0.04%, 11/04/2021 (a)(b)	32,000,000	31,998,313
0.03%, 11/12/2021 (a)	41,700,000	41,697,932
0.03%, 11/18/2021 (a)	84,800,000	84,797,174
0.03%, 11/26/2021 (a)	53,300,000	53,297,202
0.03%, 12/02/2021 (a)	16,200,000	16,199,302
0.04%, 12/09/2021 (a)	8,800,000	8,799,658
0.04%, 12/16/2021 (a)	15,400,000	15,399,179
0.05%, 12/23/2021 (a)	16,600,000	16,598,938
0.05%, 12/30/2021 (a)(b)	16,200,000	16,198,684
0.05%, 01/06/2022 (a)	20,000,000	19,998,502
0.05%, 01/13/2022 (a)	9,400,000	9,399,145
0.05%, 01/20/2022 (a)(b)	27,700,000	27,697,281
0.05%, 01/27/2022 (a)	13,100,000	13,098,390
0.05%, 02/03/2022 (a)	45,500,000	45,493,680
0.05%, 02/10/2022 (a)(b)	27,900,000	27,896,164
0.05%, 02/24/2022 (a)	26,800,000	26,795,381
0.05%, 03/03/2022 (a)(b)	44,800,000	44,792,384
0.05%, 03/10/2022 (a)	22,600,000	22,595,982
0.05%, 03/17/2022 (a)	8,300,000	8,298,460
0.04%, 03/24/2022 (a)	7,300,000	7,298,589
0.05%, 03/31/2022 (a)	39,700,000	39,690,519
Total U.S. Treasuries		730,834,421
Total Short-Term Investments		774,836,334
Total Investments (Cost $774,830,557) —98.3%		774,836,334
Other Assets in Excess of Liabilities—1.7%		13,099,397
Net Assets—100.0%		787,935,731

(a)	The rate shown is the discount yield at the time of purchase.
(b)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $86,490,685.

See accompanying Notes to Consolidated Schedule of Portfolio Investments.

Consolidated Schedule of Portfolio Investments (concluded)

abrdn Bloomberg All Commodity Strategy K-1 Free ETF

September 30, 2021 (Unaudited)

At September 30, 2021, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Trading Currency	Notional Amount (US$)	Unrealized Appreciation/ (Depreciation) (US$)
Long Contract Positions
Natural Gas	1,892	10/2021	USD	78,875,299	32,128,341
NY Harbor ULSD	203	10/2021	USD	17,822,933	2,115,118
RBOB Gasoline	220	10/2021	USD	19,039,695	1,232,865
WTI Crude Oil	1,010	10/2021	USD	68,504,981	7,275,319
Brent Crude Oil	795	11/2021	USD	56,886,124	4,750,226
LME Aluminum Base Metal(c)	522	11/2021	USD	33,704,342	3,576,246
LME Nickel Base Metal(c)	158	11/2021	USD	18,175,857	(1,168,263)
LME Zinc Base Metal(c)	284	11/2021	USD	21,274,275	(84,325)
Low Sulphur Gasoil	377	11/2021	USD	21,821,869	3,644,481
Soybean	541	11/2021	USD	38,824,054	(4,849,254)
100 oz Gold	483	12/2021	USD	87,585,297	(2,722,197)
Coffee ‘C’	380	12/2021	USD	26,356,245	1,288,755
Copper	368	12/2021	USD	39,874,086	(2,255,286)
Corn	1,427	12/2021	USD	39,819,386	(1,522,273)
Cotton No. 2	239	12/2021	USD	10,441,196	2,201,904
KC HRW Wheat	331	12/2021	USD	12,006,115	104,347
Lean Hogs	394	12/2021	USD	12,033,478	1,425,562
Live Cattle	528	12/2021	USD	27,139,121	(586,001)
Silver	201	12/2021	USD	23,682,777	(1,525,542)
Soybean Meal	525	12/2021	USD	20,458,078	(3,201,328)
Soybean Oil	767	12/2021	USD	29,991,240	(2,982,102)
Wheat	567	12/2021	USD	20,962,583	(394,658)
Sugar No. 11	1,078	02/2022	USD	23,876,875	680,827
					39,132,762
					39,132,762

(c)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.

USD	U.S. Dollars

See accompanying Notes to Consolidated Schedule of Portfolio Investments.

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

September 30, 2021 (Unaudited)

	Shares or Principal Amount (US$)	Value (US$)
SHORT-TERM INVESTMENTS (96.3%)
MONEY MARKET FUNDS (3.8%)
UNITED STATES (3.8%)
Invesco Government & Agency Portfolio	1,871,418	1,871,418
Total Money Market Funds		1,871,418
U.S. TREASURIES (92.5%)
U.S. Treasury Bill
0.05%, 10/21/2021 (a)	500,000	499,980
0.03%, 10/28/2021 (a)	3,250,000	3,249,842
0.03%, 11/04/2021 (a)	3,700,000	3,699,805
0.04%, 11/12/2021 (a)	3,000,000	2,999,851
0.05%, 11/18/2021 (a)	4,300,000	4,299,857
0.03%, 11/26/2021 (a)(b)	2,400,000	2,399,874
0.03%, 12/02/2021 (a)	1,200,000	1,199,948
0.04%, 12/16/2021 (a)(b)	2,900,000	2,899,845
0.05%, 12/23/2021 (a)	1,800,000	1,799,885
0.05%, 12/30/2021 (a)	400,000	399,967
0.05%, 01/13/2022 (a)(b)	3,000,000	2,999,727
0.05%, 01/20/2022 (a)(b)	3,850,000	3,849,622
0.05%, 02/03/2022 (a)(b)	5,400,000	5,399,250
0.05%, 03/03/2022 (a)	2,700,000	2,699,541
0.04%, 03/10/2022 (a)	1,350,000	1,349,760
0.04%, 03/24/2022 (a)	2,850,000	2,849,449
0.05%, 03/31/2022 (a)	3,000,000	2,999,284
		45,595,487
Total U.S. Treasuries		45,595,487
Total Short-Term Investments		47,466,905
Total Investments (Cost $47,466,200) —96.3%		47,466,905
Other Assets in Excess of Liabilities—3.7%		1,808,048
Net Assets—100.0%		$49,274,953

(a)	The rate shown is the discount yield at the time of purchase.
(b)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $5,999,350.

See accompanying Notes to Consolidated Schedule of Portfolio Investments.

Consolidated Schedule of Portfolio Investments (concluded)

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

September 30, 2021 (Unaudited)

At September 30, 2021, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Trading Currency	Notional Amount (US$)	Unrealized Appreciation/ (Depreciation) (US$)
Long Contract Positions
LME Aluminum Base Metal(c)	26	11/2021	USD	1,631,693	225,194
LME Nickel Base Metal(c)	8	11/2021	USD	859,107	2,037
LME Zinc Base Metal(c)	14	11/2021	USD	1,046,277	(1,702)
Brent Crude Oil	50	01/2022	USD	3,425,999	377,001
LME Aluminum Base Metal(c)	31	01/2022	USD	1,944,441	265,665
LME Nickel Base Metal(c)	10	01/2022	USD	1,122,394	(46,624)
LME Zinc Base Metal(c)	17	01/2022	USD	1,255,413	14,487
100 oz Gold	31	02/2022	USD	5,426,917	24,433
Lean Hogs	25	02/2022	USD	825,580	46,670
Live Cattle	33	02/2022	USD	1,814,739	(90,159)
Natural Gas	119	02/2022	USD	5,712,395	852,835
NY Harbor ULSD	13	02/2022	USD	1,151,033	95,649
RBOB Gasoline	14	02/2022	USD	1,191,327	68,404
Sugar No. 11	68	02/2022	USD	1,373,936	175,158
WTI Crude Oil	64	02/2022	USD	4,341,257	330,104
Coffee ‘C’	24	03/2022	USD	1,686,203	84,997
Copper	23	03/2022	USD	2,484,859	(143,172)
Corn	90	03/2022	USD	2,544,217	(93,967)
Cotton No. 2	15	03/2022	USD	685,597	93,503
KC HRW Wheat	21	03/2022	USD	772,436	3,776
LME Aluminum Base Metal(c)	33	03/2022	USD	2,344,875	1,219
LME Nickel Base Metal(c)	10	03/2022	USD	1,193,268	(118,218)
LME Zinc Base Metal(c)	18	03/2022	USD	1,382,512	(38,812)
Low Sulphur Gasoil	24	03/2022	USD	1,436,657	142,543
Silver	13	03/2022	USD	1,532,456	(96,606)
Soybean	34	03/2022	USD	2,200,432	(38,032)
Soybean Meal	33	03/2022	USD	1,143,166	(42,946)
Soybean Oil	48	03/2022	USD	1,627,825	50,351
Wheat	36	03/2022	USD	1,349,189	(23,489)
					2,120,299
Short Contract Positions
LME Aluminum Base Metal(c)	(26)	11/2021	USD	(1,624,060)	(232,827)
LME Nickel Base Metal(c)	(8)	11/2021	USD	(892,497)	31,353
LME Zinc Base Metal(c)	(14)	11/2021	USD	(1,032,291)	(12,284)
LME Aluminum Base Metal(c)	(31)	01/2022	USD	(2,210,390)	284
LME Nickel Base Metal(c)	(10)	01/2022	USD	(1,194,612)	118,842
LME Zinc Base Metal(c)	(17)	01/2022	USD	(1,307,004)	37,104
					(57,528)
					2,062,771

(c)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.

USD	U.S. Dollar

See accompanying Notes to Consolidated Schedule of Portfolio Investments.

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

September 30, 2021 (Unaudited)

	Shares or Principal Amount (US$)	Value (US$)
SHORT-TERM INVESTMENTS (83.8%)
MONEY MARKET FUNDS (0.9%)
UNITED STATES (0.9%)
Invesco Government & Agency Portfolio	231,469	231,469
Total Money Market Funds		231,469
U.S. TREASURIES (82.9%)
U.S. Treasury Bill, 0.04%, 03/24/2022 (a)	20,500,000	20,496,037
Total U.S. Treasuries		20,496,037
Total Short-Term Investment		20,727,506
Total Investments (Cost $20,727,386) —83.8%		20,727,506
Other Assets in Excess of Liabilities—16.2%		4,009,957
Net Assets—100.0%		$24,737,463

(a)	The rate shown is the discount yield at the time of purchase.

At September 30, 2021, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Trading Currency	Notional Amount (US$)	Unrealized Depreciation (US$)
Long Contract Positions
LME Aluminum Base Metal(b)	114	11/2021	USD	8,398,499	(256,762)
LME Nickel Base Metal(b)	34	11/2021	USD	3,944,934	(285,072)
LME Zinc Base Metal(b)	62	11/2021	USD	4,776,308	(150,333)
Copper	81	12/2021	USD	8,576,428	(296,203)
					(988,370)
					(988,370)

(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.

USD	U.S. Dollar

See accompanying Notes to Consolidated Schedule of Portfolio Investments.

Notes to Consolidated Schedule of Portfolio Investments

September 30, 2021 (Unaudited)

1.	Summary of Significant Accounting Policies

The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the period ended September 30, 2021.